Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Future minimum rental payments under operating leases

Years Ending December 31,	In Thousands
2013	$83
2014	59
2015	42
2016	13
2017	9